SEGMENT REPORTING - Schedule of Long-lived Assets, Consisting of Property, Plant and Equipment, by Geographical Area (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
SEGMENT REPORTING
Long-lived assets	$ 476	$ 610
China
SEGMENT REPORTING
Long-lived assets	475	603
Other
SEGMENT REPORTING
Long-lived assets	$ 1	$ 7